Schedule of Investments(a)
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.50%
Aerospace & Defense–3.69%
Aerojet Rocketdyne Holdings, Inc.(b)	412,288	$20,824,667
BWX Technologies, Inc.	419,223	23,983,748
Cubic Corp.	197,575	13,915,207
TransDigm Group, Inc.	75,613	39,369,421
		98,093,043
Alternative Carriers–1.63%
Cogent Communications Holdings, Inc.	440,931	24,295,298
Iridium Communications, Inc.(b)	889,901	18,937,093
		43,232,391
Apparel Retail–0.49%
Urban Outfitters, Inc.(b)	462,878	13,002,243
Apparel, Accessories & Luxury Goods–0.45%
G-III Apparel Group Ltd.(b)	464,369	11,966,789
Application Software–10.39%
Anaplan, Inc.(b)	451,450	21,218,150
Aspen Technology, Inc.(b)	263,831	32,472,319
Blackline, Inc.(b)	512,764	24,515,247
Fair Isaac Corp.(b)	70,269	21,328,047
Guidewire Software, Inc.(b)	268,968	28,343,848
HubSpot, Inc.(b)	132,519	20,091,206
Pegasystems, Inc.	423,199	28,798,692
Q2 Holdings, Inc.(b)	577,537	45,550,343
RealPage, Inc.(b)	558,138	35,084,555
Zendesk, Inc.(b)	256,665	18,705,745
		276,108,152
Auto Parts & Equipment–1.23%
Fox Factory Holding Corp.(b)	302,225	18,810,484
Visteon Corp.(b)	167,207	13,801,266
		32,611,750
Biotechnology–7.11%
Agios Pharmaceuticals, Inc.(b)	447,119	14,486,656
Amicus Therapeutics, Inc.(b)	1,956,572	15,691,707
Halozyme Therapeutics, Inc.(b)	1,738,602	26,965,717
Natera, Inc.(b)	848,021	27,815,089
Neurocrine Biosciences, Inc.(b)	324,860	29,273,135
Repligen Corp.(b)	441,250	33,839,462
Sage Therapeutics, Inc.(b)	171,686	24,085,829
Sarepta Therapeutics, Inc.(b)	222,212	16,737,008
		188,894,603
Brewers–1.03%
Boston Beer Co., Inc. (The), Class A(b)	74,906	27,271,776
Shares		Value
Building Products–0.09%
Armstrong World Industries, Inc.	25,724	$2,487,511
Casinos & Gaming–0.73%
Penn National Gaming, Inc.(b)	1,048,505	19,528,406
Construction Machinery & Heavy Trucks–0.73%
WABCO Holdings, Inc.(b)	145,202	19,420,768
Construction Materials–1.40%
Martin Marietta Materials, Inc.	135,902	37,250,738
Data Processing & Outsourced Services–0.56%
Black Knight, Inc.(b)	244,262	14,914,638
Distributors–1.21%
Pool Corp.	159,616	32,194,547
Diversified Support Services–1.46%
IAA, Inc.(b)	456,045	19,030,758
KAR Auction Services, Inc.	800,418	19,650,262
		38,681,020
Education Services–1.24%
Adtalem Global Education, Inc.(b)	440,960	16,796,166
Strategic Education, Inc.	118,377	16,085,067
		32,881,233
Electrical Components & Equipment–0.66%
Generac Holdings, Inc.(b)	224,256	17,568,215
Electronic Components–1.52%
II-VI, Inc.(b)	467,354	16,455,535
Littelfuse, Inc.	135,333	23,995,894
		40,451,429
Electronic Equipment & Instruments–2.47%
OSI Systems, Inc.(b)	188,882	19,182,856
Trimble, Inc.(b)	579,791	22,501,689
Zebra Technologies Corp., Class A(b)	115,920	23,922,410
		65,606,955
Electronic Manufacturing Services–0.69%
Fabrinet (Thailand)(b)	350,450	18,328,535
Environmental & Facilities Services–0.85%
Clean Harbors, Inc.(b)	292,658	22,593,198
Financial Exchanges & Data–2.68%
Cboe Global Markets, Inc.	188,800	21,695,008
MarketAxess Holdings, Inc.	86,465	28,317,288
Morningstar, Inc.	145,367	21,243,933
		71,256,229

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Footwear–1.02%
Steven Madden Ltd.	755,372	$27,034,764
General Merchandise Stores–0.58%
Ollie’s Bargain Outlet Holdings, Inc.(b)	263,582	15,456,448
Health Care Equipment–6.48%
DexCom, Inc.(b)	167,014	24,925,169
Glaukos Corp.(b)	268,962	16,812,815
Hill-Rom Holdings, Inc.	249,407	26,245,099
Integer Holdings Corp.(b)	246,550	18,629,318
Integra LifeSciences Holdings Corp.(b)	395,387	23,750,897
Masimo Corp.(b)	166,950	24,840,490
Nevro Corp.(b)	200,474	17,234,750
Penumbra, Inc.(b)(c)	146,882	19,754,160
		172,192,698
Health Care Facilities–0.96%
Encompass Health Corp.	404,398	25,590,305
Health Care Services–2.09%
BioTelemetry, Inc.(b)	385,332	15,694,573
Chemed Corp.	95,425	39,846,617
		55,541,190
Health Care Supplies–1.52%
Avanos Medical, Inc.(b)	492,384	18,444,704
Haemonetics Corp.(b)	158,020	19,932,643
ICU Medical, Inc.(b)	12,890	2,057,244
		40,434,591
Health Care Technology–1.43%
HMS Holdings Corp.(b)	662,681	22,839,300
Vocera Communications, Inc.(b)	614,072	15,136,875
		37,976,175
Industrial Machinery–4.42%
Crane Co.	255,909	20,633,943
Hillenbrand, Inc.	457,349	14,122,937
ITT, Inc.	464,408	28,417,125
John Bean Technologies Corp.	227,135	22,584,033
Kennametal, Inc.	455,959	14,016,180
Timken Co. (The)	402,784	17,525,132
		117,299,350
Insurance Brokers–0.55%
eHealth, Inc.(b)	216,818	14,481,274
Interactive Home Entertainment–1.11%
Take-Two Interactive Software, Inc.(b)	234,747	29,423,189
Investment Banking & Brokerage–1.25%
Evercore, Inc., Class A	57,002	4,565,860
LPL Financial Holdings, Inc.	348,647	28,554,189
		33,120,049
Shares		Value
IT Consulting & Other Services–1.85%
Booz Allen Hamilton Holding Corp.	314,148	$22,310,791
KBR, Inc.	1,091,931	26,795,987
		49,106,778
Leisure Products–0.88%
Brunswick Corp.	446,111	23,251,305
Life Sciences Tools & Services–2.30%
Bio-Techne Corp.	183,023	35,812,110
Syneos Health, Inc.(b)	476,638	25,361,908
		61,174,018
Managed Health Care–1.19%
HealthEquity, Inc.(b)	555,515	31,744,905
Metal & Glass Containers–0.73%
Berry Global Group, Inc.(b)	492,112	19,325,238
Movies & Entertainment–0.39%
IMAX Corp.(b)	467,816	10,268,561
Office Services & Supplies–0.84%
MSA Safety, Inc.	205,619	22,435,089
Oil & Gas Exploration & Production–0.78%
Parsley Energy, Inc., Class A	1,234,376	20,737,517
Packaged Foods & Meats–0.76%
Lancaster Colony Corp.	146,110	20,258,151
Pharmaceuticals–2.81%
Aerie Pharmaceuticals, Inc.(b)(c)	396,499	7,620,711
Catalent, Inc.(b)	589,978	28,118,352
GW Pharmaceuticals PLC, ADR (United Kingdom)(b)	153,144	17,616,154
Horizon Therapeutics PLC(b)	779,792	21,233,736
		74,588,953
Property & Casualty Insurance–1.82%
Hanover Insurance Group, Inc. (The)	195,684	26,523,009
RLI Corp.	235,548	21,884,765
		48,407,774
Regional Banks–1.37%
Cullen/Frost Bankers, Inc.	237,554	21,035,407
Sterling Bancorp	761,914	15,283,995
		36,319,402
Research & Consulting Services–0.97%
CoStar Group, Inc.(b)	43,539	25,827,335
Restaurants–4.15%
Dunkin’ Brands Group, Inc.	347,272	27,559,506
Jack in the Box, Inc.	178,692	16,282,415
Texas Roadhouse, Inc.	424,760	22,308,395
Wendy’s Co. (The)	1,229,876	24,572,923
Wingstop, Inc.	225,276	19,662,089
		110,385,328
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Security & Alarm Services–1.07%
Brink’s Co. (The)	342,696	$28,426,633
Semiconductor Equipment–0.71%
MKS Instruments, Inc.	204,606	18,881,042
Semiconductors–4.93%
Lattice Semiconductor Corp.(b)	1,197,059	21,888,224
Monolithic Power Systems, Inc.	166,775	25,955,193
Power Integrations, Inc.	242,767	21,953,420
Semtech Corp.(b)	563,086	27,371,610
Silicon Laboratories, Inc.(b)	302,446	33,677,362
		130,845,809
Specialized REITs–1.40%
CoreSite Realty Corp.	305,135	37,180,700
Specialty Chemicals–0.87%
Ingevity Corp.(b)	273,446	23,199,159
Specialty Stores–0.95%
Five Below, Inc.(b)	199,838	25,199,572
Systems Software–2.11%
Proofpoint, Inc.(b)	161,525	20,844,801
Qualys, Inc.(b)	263,477	19,910,957
SailPoint Technologies Holding, Inc.(b)	811,613	15,169,047
		55,924,805
Trading Companies & Distributors–0.40%
Univar Solutions, Inc.(b)	505,677	10,497,855
Trucking–1.50%
Knight-Swift Transportation Holdings, Inc.	545,905	19,816,351
Shares		Value
Trucking–(continued)
Old Dominion Freight Line, Inc.	118,108	$20,074,817
		39,891,168
Total Common Stocks & Other Equity Interests (Cost $1,894,255,479)		2,616,771,299
Money Market Funds–1.10%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(d)	10,247,572	10,247,572
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(d)	7,317,900	7,320,095
Invesco Treasury Portfolio, Institutional Class, 1.79%(d)	11,711,510	11,711,510
Total Money Market Funds (Cost $29,278,593)		29,279,177
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.60% (Cost $1,923,534,072)		2,646,050,476
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.49%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(d)(e)	9,641,057	9,641,057
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(d)(e)	3,212,722	3,213,685
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,854,742)		12,854,742
TOTAL INVESTMENTS IN SECURITIES–100.09% (Cost $1,936,388,814)		2,658,905,218
OTHER ASSETS LESS LIABILITIES—(0.09)%		(2,261,268)
NET ASSETS–100.00%		$2,656,643,950
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2019.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Small Cap Growth Fund